Allowance for Uncollectible Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (53)	$ (51)	$ (60)
Amounts charged to expense	(48)	(31)	(24)
Amounts written off	43	29	33
Ending balance	$ (58)	$ (53)	$ (51)